Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,417	$ 885	$ 1,178	$ 1,175
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	39	26	31	49
Research and Development Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	416	241	305	362
Selling and Marketing Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	754	507	692	413
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 208	$ 111	$ 150	313
Offering Costs
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense				$ 38